Note 1 - Nature of business and organization	12 Months Ended
Dec. 31, 2024
Notes
Note 1 - Nature of business and organization

Note 1– Nature of business and organization

Tungray Technologies Inc (“Tungray”) was incorporated and registered as an exempted company with limited liability under the laws of Cayman Islands on June 1, 2022. Tungray is a holding company and has no substantive operations other than holding all of the outstanding shares of its subsidiaries through various recapitalizations. Tungray and its subsidiaries are hereafter referred as the “Company.”

The Company, through its wholly-owned subsidiaries in Singapore and China, is engaged in the field of industrial automation. The Company is an engineer-to-order company that has provided its customers with tooling solutions and customized industrial manufacturing solutions to Original Equipment Manufacturers (“OEMs”) in the semiconductors, printers, electronics, and home appliances sectors.

Reorganization

On June 21, 2022, Tungray established three wholly-owned subsidiaries under the laws of the British Virgin Island (“BVI”), Tungray Motion Ltd (“Tungray Motion”), Tungray Electronics Ltd (“Tungray Electronics”) and Tungray Intelligent Technology Ltd (“Tungray Intelligent”), which are three investment holding companies (collectively, the “BVI Holding Companies”) with limited liability.

Tungray completed various recapitalizations under common control of its then existing shareholders, who collectively owned all of the equity interests of those three BVI Holding Companies prior to the Reorganization, through the following transactions (together with the foregoing, the “Reorganization”):

●

On November 22, 2022, Tungray acquired 100% of the equity interests in Tungray Singapore Pte. Ltd. (“Tungray Singapore”), a Singapore limited company, through Tungray Motion, for nominal consideration.

●	On November 22, 2022, Tungray acquired 100% of the equity interests in Tung Resource Pte Ltd (“Tung Resource”) a Singapore limited company, through Tungray Electronics, for nominal consideration.

●

On July 14, 2022, Tungray Intelligent established a wholly-owned subsidiary Tungray Technology Pte Ltd (“Tungray Technology”), a Singapore limited company, which established Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd (“Tongsheng Development”) on August 22, 2022 under the laws of the PRC. On September 28, 2022, Tungray acquired 100% of the equity interests in Qingdao Tungray Intelligent Technology Co., Ltd (“Qingdao Tungray Intelligent”) through Tungray Intelligent and Tongsheng Development, for no consideration.

Before and after the Reorganization, the Company, together with its subsidiaries (as indicated above), is effectively controlled by the majority shareholders, and therefore the Reorganization is considered as a recapitalization of entities under common control in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

On April 18, 2024, the Company completed its initial public offering ("IPO") of 1,250,000 Class A ordinary shares at a public offering price of $4.00 per share, resulting in gross proceeds of $5.0 million before deducting underwriting discounts and offering expenses.

In connection with the IPO, the Company granted US Tiger Securities, Inc. ("US Tiger"), the sole book-running manager, a 45-day option to purchase up to an additional 187,500 Class A ordinary shares at the public offering price, less underwriting discounts and commissions, to cover over-allotments, if any. On April 30, 2024, US Tiger partially exercised this option, purchasing an additional 103,485 Class A ordinary shares, resulting in additional gross proceeds of $413,940, before deducting underwriting discounts and offering expenses. Consequently, the total gross proceeds from the IPO, including the partial over-allotment exercise, amounted to approximately $5.41 million before deducting underwriting discounts and offering expenses.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
Tungray Motion Ltd (“Tungray Motion”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Electronics Ltd (“Tungray Electronics”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Intelligent Technology Ltd (“Tungray Intelligent”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Singapore Pte. Ltd. (“Tungray Singapore”)	● A Singapore Company Limited by Shares ● Incorporated on June 21, 2007 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Motion
Tung Resource Pte Ltd (“Tung Resource”)	● A Singapore Company Limited by Shares ● Incorporated on July 9, 1996 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Electronics
Tungray Industrial Automation (Shenzhen) Co., Ltd (“Tungray Industrial”)

●       A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●       Incorporated on May 27, 2010

●       Design, development and manufacture of non- standard equipment such as automated assembly equipment, precision testing equipment, tooling fixtures, etc.

100% owned by Tungray Singapore
Tongsheng Intelligent Equipment (Shenzhen) Co., Ltd (“Tongsheng Intelligent”)	● A PRC limited liability company ● Incorporated on October 25, 2021 ● Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment	70% owned by Tungray Industrial
Qingdao Tongri Electric Machines Co., Ltd (“Tongri Electric”)

●      A PRC limited liability company and deemed a WFOE

●       Incorporated on December 26, 2001

●       Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors

100% owned by Tung Resource

Qingdao Tungray Intelligent Technology Co., Ltd (“Qingdao Tungray Intelligent”)

●      A PRC limited liability company and deemed aWFOE

●      Incorporated on September 30, 2017

●       Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors

100% owned by Tongsheng Development
Tungray Technology Pte Ltd (“Tungray Technology”)	● A Singapore Company Limited by Shares ● Incorporated on July 14, 2022 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Intelligent
Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd. (“Tongsheng Development ”)

●        A PRC limited liability company and deemed a WFOE

●       Incorporated on August 22, 2022

●       Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment

100% owned by Tungray Technology
Xi’an Tongri Intelligent Industrial Technology Co., Ltd.	● A PRC limited liability company and deemed a WFOE ● Incorporated on June 25, 2023 ● Manufacturing, Research and development of intelligent robots; sales of intelligent robots	97.7% controlled by Tungray Singapore Pte. Ltd.